Nature of expenses	12 Months Ended
Dec. 31, 2020
Nature of expenses
Nature of expenses

14    Nature of expenses

	2020	2019
	$	$

Production and manufacturing costs	3,063	1,259
Salaries and benefits	9,917	7,252
Consulting fees	3,395	4,141
Research and development expenses	2,318	2,211
Sales and marketing expenses (recovery)	574	(146)
Amortization and depreciation	1,538	1,511
Share-based compensation	3,018	1,266
Rent	231	270
Software/hardware	424	186
Bad debt expense	—	245
Insurance	1,278	383
Other expenses	411	500
	26,167	19,078

Salaries and benefits are net of government assistance of $376 for year ended December 31, 2020 (December 31, 2020 - $nil).

Research and development expenses are net of reimbursements of $316 for the year ended December 31, 2020 (December 31, 2020 - $nil).